Basis of Presentation and Summary of Significant Accounting Policies, Inventories (Details) - USD ($) $ in Millions	Sep. 26, 2020	Sep. 28, 2019
Inventories [Abstract]
Finished goods	$ 708	$ 743
Raw materials	560	581
Inventory, total	$ 1,268	$ 1,324